MERRILL LYNCH
HEALTHCARE
FUND, INC.








FUND LOGO







Quarterly Report

January 31, 1996




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Healthcare Fund, Inc.
Box 9011
Princeton, NJ
08543-9011





MERRILL LYNCH HEALTHCARE FUND, INC.

Worldwide
Investments
As of 1/31/96

Ten Largest Holdings             Percent of
Represented in the Portfolio     Net Assets

Healthcare Compare Corp.            4.9%
Amgen, Inc.                         4.8
Merck & Co., Inc.                   4.5
Sandoz AG (Registered)              4.2
Pharmacia & Upjohn Inc.             4.1
VISX, Incorporated                  3.5
Pacificare Health Systems, Inc.*    3.5
Elan Corporation PLC (ADR)          3.4
Baxter International, Inc.          3.4
Ciba-Geigy AG (Registered)          3.3

[FN]
*Includes Class A and Class B Shares.



Breakdown of Securities          Percent of
By Country                       Net Assets

United States                      68.1%
Switzerland                         9.9
Ireland                             3.4
Sweden                              3.1
France                              3.1
Germany                             2.4
United Kingdom                      1.8
Israel                              0.7
Canada                              0.5
Denmark                             0.4
Japan                               0.4



Industries Represented           Percent of
In the Portfolio                 Net Assets

Pharmaceutical--Prescription       23.2%
Medical Specialties                19.0
Health Care Cost Containment       18.6
Pharmaceutical--Diversified        14.6
Biotechnology                       7.9
Pharmaceutical--Consumer            7.4
Diagnostics                         3.1

Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Phillip L. Kirstein, Senior Vice President
Donald C. Burke, Vice President
Jordan C. Schreiber, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
The Chase Manhattan Bank, N.A.
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, New York 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
Transfer Agency Mutual Fund Operations
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863






DEAR SHAREHOLDER

In our last report to shareholders, we outlined the favorable outlook for the healthcare products area; that is, pharmaceutical, hospital supply and medical device companies. Both the economic environment and other fundamental factors continue to be positive for this area. In the United States, economic indicators show that gross domestic product (GDP) growth remains sluggish and inflationary pressures subdued. The lackluster economic expectations suggest that general corporate earnings growth will decline and that there are likely to be earnings surprise shortfalls. In contrast, we estimate the average 1996 earnings growth rate for the healthcare products group to at least match the estimated 12% earnings growth rate achieved in 1995, and there is a reasonable possibility of positive earnings surprises.

At the same time, share valuations remain attractive. Based on 1996 earnings estimates, the average price/earnings ratio of the pharmaceutical group is currently approximately 15% greater than that of the Standard & Poor's 500 Composite Index. We view this valuation premium as reasonable, based on the more favorable near-term outlook for healthcare products companies. A key fundamental factor in this assessment is the more rapid pace of new drug approvals we expect because of a policy change at the Food and Drug Administration (FDA), which has resulted in a more expeditious regulatory review process. We believe this will continue to benefit healthcare products companies as new products will come to market more quickly, accelerating their positive impact on sales and earnings. In addition, more rapid regulatory review suggests that research and development expenditures for new products may be lower. Two other important developments underlying our expectation of higher valuations for the healthcare products group are industry consolidations and the low number of important patent expirations over the next four years. Over the longer term, the aging of the US population has fundamental positive implications for healthcare products companies.

The smaller-capitalization biotechnology companies are benefiting from an improvement in investor sentiment following several favorable new product announcements. Although share prices have been subdued for many biotechnology companies, their research efforts have progressed toward commercialization. Moreover, during the past year the favorable equity market climate has enabled many companies to replenish their cash positions so that research efforts may continue unimpeded by concerns of financial survival.

The healthcare services group continues to underperform the stock market in the United States. This group consists primarily of health maintenance organizations (HMOs), physician practice management companies, and hospital management companies. HMOs have been especially adversely affected by the impasse between the Clinton Administration and Republican Congressional leaders in the Medicare/ Medicaid expenditure negotiations. HMOs are viewed by the Republican Congressional leadership as central to controlling healthcare costs. Prospects for HMOs will be largely determined by the outcome of this legislative debate.

During the January quarter, it seemed less likely that the Clinton Administration and Congress would be able to come to an agreement on a Federal deficit reduction proposal and its critical healthcare components. At this time we still expect passage of a deficit-reduction package, but there is an increasing possibility that resolution of the healthcare issues will be postponed until after the November election.

In the private sector of the economy, healthcare cost inflation has moderated in the United States. Managed care enrollment continues to soar. Premium rate increases for HMO enrollees are virtually flat. However, in the public sector, primarily Medicare and Medicaid, healthcare cost inflation continues at a close to 10% rate. Healthcare costs as a percentage of GDP now exceed 15%. Moreover, since the fastest-growing age group in the economy is the elderly, who now account for about 15% of the US population and 40% of healthcare expenditures, the growth rate of the Government's healthcare costs will accelerate. Therefore, as the urgency for reform increases, it is likely that the focus on managed care as a political issue will continue well into 1997 should this issue not be resolved at this time.

In Europe, we also view the outlook for healthcare products companies as favorable. The increase of the elderly population and rising government healthcare costs match the situation in the United States. European pharmaceutical share price valuations are generally lower than those of their US counterparts. At the same time, earnings growth is likely to accelerate for the large multinational pharmaceutical companies, especially if the US dollar strengthens. The United States is the source of about 50% of European pharmaceutical company earnings. For the three months ended January 31, 1996, European pharmaceutical stocks outperformed their local stock markets in all countries except Germany.

However, in Japan pharmaceutical stocks underperformed the stock market. Pharmaceutical companies will possibly be negatively impacted by government-mandated price cuts in April. The actual price cuts are still being clarified, and the resulting uncertainty may continue to constrain share prices in the near term.

Investment Activities
At January quarter-end, 68.3% of the Fund's net assets was allocated to US healthcare stocks, primarily in the healthcare products area. Our investments in European healthcare companies accounted for 24.1% of net assets, and the exposure to Japan was 3.8%.

Our investment focus continues to favor companies with accelerating earnings growth based on new or cost-saving products and services. Noteworthy purchases during the quarter were Parexel International Corp. and IBAH Inc. These two US-based clinical research companies with global presences serve as outsource research providers for pharmaceutical companies. Parexel and IBAH oversee clinical studies and regulatory approval processes for major pharmaceutical companies throughout the world. Their businesses are growing rapidly as pharmaceutical companies seek to reduce the fixed costs associated with bringing new drugs to the market.

Another new investment is Healthcare Compare Corp., a preferred provider organization with a national network of hospitals and physicians. For multi-site companies with employees throughout the United States, Healthcare Compare offers a convenient and economical alternative to HMOs and other health insurance plans. Physicians and hospitals who are part of the Healthcare Compare network offer discounted healthcare services to employees of participating companies, so employees need not change their medical insurance if they are relocated.

In Conclusion
We thank you for your investment in Merrill Lynch Healthcare Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our upcoming annual report to shareholders.

Sincerely,





(Arthur Zeikel)
Arthur Zeikel
President





(Jordan C. Schreiber)
Jordan C. Schreiber
Vice President and Portfolio Manager




February 26, 1996






PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Average Annual
Total Return+++

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/95                       +49.85%        +41.99%
2/01/90++ through 12/31/95                +12.69         +11.67
Five Years Ended 12/31/95                 +16.82         +15.57
Ten Years Ended 12/31/95                  +12.14         +11.54

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++On February 1, 1990, Merrill Lynch Asset Management became the sole investment adviser.

                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 12/31/95                       +48.09%        +44.09%
2/01/90++ through 12/31/95                +11.54         +11.54
Five Years Ended 12/31/95                 +15.61         +15.61
Inception (10/21/88) through 12/31/95     +11.32         +11.32

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++On February 1, 1990, Merrill Lynch Asset Management became the sole investment adviser.



                                        % Return         % Return
Class C Shares*                       Without CDSC      With CDSC**

Year Ended 12/31/95                       +48.09%        +47.09%
Inception (10/21/94) through 12/31/95     +33.92         +33.92

[FN]
 *Maximum contingent sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
Class D Shares*                         Sales Charge   Sales Charge**

Year Ended 12/31/95                       +49.12%        +41.29%
Inception (10/21/94) through 12/31/95     +32.56         +26.71

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

Recent
Performance
Results*
                                                                                    12 Month    3 Month
                                                 1/31/96    10/31/95   1/31/95      % Change    % Change
Class A Shares                                     $5.16      $4.65      $3.61      +45.84%(1)   +13.22%(1)
Class B Shares                                      4.58       4.16       3.25      +44.15(1)    +12.61(1)
Class C Shares                                      4.59       4.16       3.26      +44.02(1)    +12.86(1)
Class D Shares                                      5.02       4.53       3.52      +45.59(1)    +13.13(1)
Class A Shares--Total Return                                                        +48.82(2)    +15.53(2)
Class B Shares--Total Return                                                        +47.45(2)    +15.19(2)
Class C Shares--Total Return                                                        +47.32(2)    +15.44(2)
Class D Shares--Total Return                                                        +48.65(2)    +15.51(2)

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.097 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.099 per share ordinary income dividends and $0.097 per share capital gains distributions.


Performance
Summary--
Class A Shares+++
                                Net Asset Value         Capital Gains        Dividends
Period Covered              Beginning      Ending        Distributed           Paid*            % Change**
4/1/83--12/31/83                $ 9.15    $ 9.56             --               $0.120             + 5.85%
1984                              9.56      8.83          $ 0.040              0.090             - 6.34
1985                              8.83     10.65             --                0.120             +22.16
1986                             10.65     11.94            0.530              0.100             +17.86
1987                             11.94      9.90            3.347              0.015             +10.24
1988                              9.90      9.56            0.825              0.145             + 6.39
1989                              9.56      9.09            1.422              0.068             +11.46
1990                              9.09      7.29            0.832              0.489             - 6.19
1991                              7.29      9.18             --                1.320             +45.71
1992                              9.18      4.03            4.123++            1.028             + 6.92
1993                              4.03      3.91             --                0.013             - 2.63
1994                              3.91      3.46            0.266               --               - 4.30
1995                              3.46      4.98            0.097              0.099             +49.85
1/1/96--1/31/96                   4.98      5.16             --                 --               + 3.61
                                                          -------             ------
                                                    Total $11.482       Total $3.607

                                                         Cumulative total return as of 1/31/96: +294.59%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.
 ++Figure includes a $0.879 and $3.089 return of capital on 4/22/92 and 4/27/92, respectively.

+++See Important Note on page 7.


PERFORMANCE DATA (concluded)


Performance
Summary--
Class B Shares+++
                                Net Asset Value         Capital Gains        Dividends
Period Covered              Beginning      Ending        Distributed           Paid*            % Change**
10/21/88--12/31/88              $10.24     $9.55           $0.825             $0.089             + 2.22%
1989                              9.55      9.07            1.422              0.006             +10.70
1990                              9.07      7.19            0.832              0.455             - 7.42
1991                              7.19      8.96             --                1.291             +44.21
1992                              8.96      3.72            4.123++            1.028             + 5.46
1993                              3.72      3.59             --                 --               - 3.49
1994                              3.59      3.13            0.266               --               - 4.99
1995                              3.13      4.43            0.097              0.099             +48.09
1/1/96--1/31/96                   4.43      4.58             --                 --               + 3.39
                                                           ------             ------
                                                     Total $7.565       Total $2.968

                                                         Cumulative total return as of 1/31/96: +123.65%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
++Figure includes a $0.879 and $3.089 return of capital on 4/22/92 and 4/27/92, respectively.

Performance
Summary--
Class C Shares+++
                                Net Asset Value         Capital Gains        Dividends
Period Covered              Beginning      Ending        Distributed           Paid*            % Change**
10/21/94--12/31/94               $3.27     $3.13             --                --                - 4.28%
1995                              3.13      4.43           $0.097             $0.099             +48.09
1/1/96--1/31/96                   4.43      4.59             --                --                + 3.61
                                                           ------             ------
                                                     Total $0.097       Total $0.099

                                                          Cumulative total return as of 1/31/96: +46.87%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class D Shares+++
                                Net Asset Value         Capital Gains        Dividends
Period Covered              Beginning      Ending        Distributed           Paid*            % Change**
10/21/94--12/31/94               $3.61     $3.39             --                --                - 6.09%
1995                              3.39      4.85           $0.097             $0.099             +49.12
1/1/96--1/31/96                   4.85      5.02             --                --                + 3.51
                                                           ------             ------
                                                     Total $0.097       Total $0.099

                                                          Cumulative total return as of 1/31/96: +44.94%**

  *Figures may include short-term capital gains distributions.
 **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.



+++Important Note:
   Prior to April 27, 1992, Merrill Lynch Healthcare Fund, Inc. was known as Sci/Tech Holdings, Inc. and contained, in addition to a healthcare portfolio, a portfolio of technology securities. The data on pages 4-7 include the performance of the technology portfolio which is no longer part of the Fund. Set forth below are performance data which, for the period before April 27, 1992, include only the performance of the healthcare portfolio and a pro rata allocated portion of Sci/Tech Holdings, Inc.'s cash reserves. On February 1, 1990, Merrill Lynch Asset Management became the sole investment adviser.

Average Annual
Total Return

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/95                       +49.85%        +41.99%
2/01/90++ through 12/31/95                +18.59         +17.51

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++Due to the inability to completely isolate the performance of Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.



                                        % Return         % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 12/31/95                       +48.09%        +44.09%
2/01/90++ through 12/31/95                +17.85         +17.85

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++Due to the inability to completely isolate the performance of
  Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.

Recent
Performance
Results
                                                   12 Month           2/01/90 to 1/31/96++
                                                    %Change                 % Change
Class A Shares--Total Return                        +48.82%                 +184.08%
Class B Shares--Total Return                        +47.45                  +173.15

++Due to the inability to completely isolate the performance of Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.



SCHEDULE OF INVESTMENTS
NORTH                               Shares                                                                         Percent of
AMERICA      Industries              Held                    Investments                  Cost           Value     Net Assets
Canada       Biotechnology            15,000  Biochem Pharma, Inc.                     $    496,407    $     656,250    0.2%

             Medical                 159,000  ISG Technologies, Inc.                        787,206          924,553    0.3
             Specialties

                                              Investments in Canada                       1,283,613        1,580,803    0.5


United       Biotechnology           245,000  Amgen, Inc.                                14,150,634       14,700,000    4.8
States                                60,000  Emisphere Technologies Inc.                   549,438          570,000    0.2
                                      80,000  Gilead Sciences Inc.                        2,124,875        2,840,000    0.9
                                      80,000  Matrix Pharmaceutical Inc.                  1,074,375        1,820,000    0.6
                                     440,000  PerSeptive Biosystems, Inc.                 4,331,254        3,850,000    1.2
                                                                                       ------------    -------------  ------
                                                                                         22,230,576       23,780,000    7.7

             Diagnostics              21,100  Diagnostic Products Corporation               769,226          780,700    0.3
                                     100,000  Epitope Inc.                                1,450,124        1,787,500    0.6
                                      40,000  Hologic Inc.                                1,060,000        1,920,000    0.6
                                       7,500  Lunar Corporation                             160,000          286,875    0.1
                                     440,000  Meris Laboratories, Inc.                    3,406,791          467,500    0.1
                                     163,000  NeoPath, Inc.                               3,915,501        4,197,250    1.4
                                                                                       ------------    -------------  ------
                                                                                         10,761,642        9,439,825    3.1

             Health Care Cost        220,000  Caremark International, Inc.                4,254,578        5,197,500    1.7
             Containment              50,000  Columbia/HCA Healthcare Corporation         2,294,250        2,781,250    0.9
                                     200,000  Coram Healthcare Corp.                      1,047,500        1,200,000    0.4
                                      80,000  HEALTHSOUTH Corporation                     2,647,016        2,580,000    0.8
                                     310,000  Healthcare Compare Corp.                   13,159,250       14,957,500    4.9
                                     400,000  IBAH Inc.                                   2,570,885        2,600,000    0.8
                                     105,000  Inphynet Medical Management, Inc.           1,740,826        2,598,750    0.8
                                     150,000  Medaphis Corporation                        3,439,375        5,962,500    1.9
                                      20,000  Olsten Corporation (The)                      801,150          795,000    0.3
                                      70,000  OrNda HealthCorp.                           1,154,875        1,767,500    0.6
                                      25,000  Pacific Physician Services, Inc.              423,750          475,000    0.2
                                      68,400  Pacificare Health Systems, Inc.
                                              (Class A)                                   4,697,181        6,190,200    2.0
                                      50,000  Pacificare Health Systems, Inc.
                                              (Class B)                                   3,607,279        4,587,500    1.5
                                      80,100  Parexel International Corp.                 2,410,441        2,763,450    0.9
                                     125,000  Tenet Healthcare Corp.                      2,153,477        2,671,875    0.9
                                                                                       ------------    -------------  ------
                                                                                         46,401,833       57,128,025   18.6

             Medical                 220,000  Baxter International, Inc.                  8,734,343       10,010,000    3.4
             Specialties              13,900  Becton, Dickinson & Company                   715,989        1,200,613    0.4
                                      75,000  Boston Scientific Corporation               1,999,113        3,843,750    1.2
                                     180,000  Cardiometrics, Inc.                         1,490,625        1,260,000    0.4
                                     200,000  Endosonics Corp.                            2,955,364        2,750,000    0.9
                                      60,000  Fresenius USA Inc.                            426,959        1,305,000    0.4
                                      25,000  InControl, Inc.                               256,250          362,500    0.1
                                     140,000  InStent, Inc.                               2,030,875        2,695,000    0.9
                                     200,000  Integra Lifesciences Corp.                  1,650,000        2,150,000    0.7
                                     130,000  Medtronic, Inc.                             4,485,863        7,426,250    2.4
                                      35,000  Saint Jude Medical, Inc.                    1,181,250        1,535,625    0.5
                                      30,000  Target Therapeutics, Inc.                   1,185,625        1,627,500    0.5
                                     200,000  Uromed Corp.                                2,095,127        2,600,000    0.8
                                     219,467  Uromed Corp. (Restricted)                   1,000,005        2,853,071    0.9
                                     305,000  VISX, Incorporated                          7,194,177       10,903,750    3.6
                                     200,000  Ventritex, Inc.                             3,590,630        3,375,000    1.1
                                                                                       ------------    -------------  ------
                                                                                         40,992,195       55,898,059   18.2

             Pharmaceutical--         40,000  American Home Products Corporation          2,963,650        4,080,000    1.3
             Consumer                 62,300  Johnson & Johnson Co.                       3,728,164        5,980,800    1.9
                                      30,000  Warner-Lambert Co.                          2,700,960        2,812,500    0.9
                                                                                       ------------    -------------  ------
                                                                                          9,392,774       12,873,300    4.1

             Pharmaceutical--        100,000  Abbott Laboratories                         3,962,250        4,225,000    1.4
             Diversified             260,000  Collagen Corporation                        5,061,254        5,200,000    1.7
                                      64,700  IVAX Corp.                                  1,607,482        1,698,375    0.5
                                      50,000  R.P. Scherer Corporation                    1,999,850        1,918,750    0.6
                                                                                       ------------    -------------  ------
                                                                                         12,630,836       13,042,125    4.2

             Pharmaceutical--         30,000  Lilly (Eli) & Co.                           1,563,761        1,725,000    0.6
             Prescription            200,000  Merck & Co., Inc.                           8,897,004       14,050,000    4.6
                                     110,000  Pfizer, Inc.                                4,970,911        7,562,500    2.4
                                     300,000  Pharmacia & Upjohn Inc.                     9,420,728       12,562,500    4.1
                                     220,000  U.S. Bioscience, Inc.                       1,100,723        1,471,250    0.5
                                                                                       ------------    -------------  ------
                                                                                         25,953,127       37,371,250   12.2

                                              Investments in the United States          168,362,983      209,532,584   68.1

                                              Total Investments in North America        169,646,596      211,113,387   68.6


MIDDLE
EAST


Israel       Pharmaceutical--         50,000  Teva Pharmaceuticals Industries,
             Diversified                      Inc. (ADR)*                                 2,011,251        2,237,500    0.7

                                              Investments in Israel                       2,011,251        2,237,500    0.7

                                              Total Investments in the Middle East        2,011,251        2,237,500    0.7


PACIFIC
BASIN


Japan        Pharmaceutical--         50,000  Sankyo Company, Ltd.                        1,124,094        1,183,460    0.4
             Prescription
                                              Investments in Japan                        1,124,094        1,183,460    0.4

                                              Total Investments in the
                                              Pacific Basin                               1,124,094        1,183,460    0.4




SCHEDULE OF INVESTMENTS (concluded)
WESTERN                             Shares                                                                         Percent of
EUROPE       Industries              Held                    Investments                  Cost           Value     Net Assets
Denmark      Pharmaceutical--         10,000  Novo Nordisk A/S (Class B)               $  1,134,722    $   1,340,045    0.4%
             Diversified

                                              Investments in Denmark                      1,134,722        1,340,045    0.4


France       Pharmaceutical--         80,000  Sanofi SA                                   4,929,426        5,308,695    1.7
             Diversified

             Pharmaceutical--         60,000  Synthelabo SA                               3,716,392        4,087,225    1.4
             Prescription

                                              Investments in France                       8,645,818        9,395,920    3.1


Germany      Pharmaceutical--         25,000  Hoechst AG                                  7,442,953        7,383,576    2.4
             Diversified

                                              Investments in Germany                      7,442,953        7,383,576    2.4


Ireland      Pharmaceutical--        180,000  Elan Corporation PLC (ADR)*                 6,394,113       10,440,000    3.4
             Diversified

                                              Investments in Ireland                      6,394,113       10,440,000    3.4


Sweden       Medical Specialties      40,000  Elekta Instrument AB 'B' Free                 778,438        1,515,130    0.5
             Pharmaceutical--        200,000  Astra AB 'B' Free                           7,298,929        8,022,122    2.6
             Prescription

                                              Investments in Sweden                       8,077,367        9,537,252    3.1


Switzerland  Pharmaceutical--         12,000  Ciba-Geigy AG (Registered)                  8,638,836       10,004,958    3.3
             Consumer

             Pharmaceutical--          1,000  Roche Holdings AG                           6,459,518        7,321,104    2.4
             Prescription             15,000  Sandoz AG (Registered)                     11,874,512       13,026,772    4.2
                                                                                       ------------    -------------  ------
                                                                                         18,334,030       20,347,876    6.6

                                              Investments in Switzerland                 26,972,866       30,352,834    9.9


United       Pharmaceutical--        100,000  SmithKline Beecham Corporation
Kingdom      Diversified                      PLC (ADR)*                                  4,985,144        5,625,000    1.8

                                              Investments in the United Kingdom           4,985,144        5,625,000    1.8


                                              Total Investments in Western Europe        63,652,983       74,074,627   24.1


SHORT-TERM                          Face
SECURITIES                         Amount

             Commercial          $ 5,256,000  Associates Corporation of
             Paper**                          North America, 5.90% due 2/01/1996          5,256,000        5,256,000    1.7
                                  12,000,000  Preferred Receivable Funding
                                              Corporation, 5.50% due 2/20/1996           11,965,167       11,965,167    3.9
                                                                                       ------------    -------------  ------
                                                                                         17,221,167       17,221,167    5.6

             US Government                    Federal National Mortgage Association:
             & Agency              5,000,000    5.40% due 2/01/1996                       5,000,000        5,000,000    1.6
             Obligations **       13,000,000    5.37% due 2/23/1996                      12,957,338       12,957,338    4.2
                                                                                       ------------    -------------  ------
                                                                                         17,957,338       17,957,338    5.8

                                              Total Investments in Short-Term
                                              Securities                                 35,178,505       35,178,505   11.4


             Total Investments                                                         $271,613,429      323,787,479  105.2
                                                                                       ============
             Liabilities in Excess of Other Assets                                                       (16,138,394)  (5.2)
                                                                                                       -------------  ------
             Net Assets                                                                                $ 307,649,085  100.0%
                                                                                                       =============  ======


             Net Asset Value:  Class A--Based on net assets of $114,854,981 and
                                        22,262,793 shares outstanding                                  $        5.16
                                                                                                       =============
                               Class B--Based on net assets of $164,694,415 and
                                        35,923,309 shares outstanding                                  $        4.58
                                                                                                       =============
                               Class C--Based on net assets of $12,690,283 and
                                        2,766,950 shares outstanding                                   $        4.59
                                                                                                       =============
                               Class D--Based on net assets of $15,409,406 and
                                        3,068,102 shares outstanding                                   $        5.02
                                                                                                       =============

            *American Depositary Receipts (ADR).
           **Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Company.



PORTFOLIO CHANGES

For the Quarter Ended January 31, 1996

Additions


*Apria Healthcare Group, Inc.
 Cardiometrics, Inc.
 Coram Healthcare Corp.
 Diagnostic Products Corporation
 Emisphere Technologies Inc.
 Endosonics Corp.
 Gilead Sciences Inc.
 HEALTHSOUTH Corporation
 Healthcare Compare Corp.
 Hoechst AG
 IBAH Inc.
 ISG Technologies, Inc.
 Integra Lifesciences Corp.
 Lilly (Eli) & Co.
 Olsten Corporation (The)
 Parexel International Corp.
 Pharmacia & Upjohn Inc.
*Resound Corp.
 Sanofi SA
 Synthelabo SA


Deletions

 Allergan, Inc.
*Apria Healthcare Group, Inc.
 EP Technologies, Inc.
 FHP International Corporation
 GMIS Inc.
 Metra Biosystems, Inc.
 Ostex International, Inc.
 Pharmacia AB (Class B)
 PhyCor Inc.
*Resound Corp.
 Schering-Plough Corp.
 The Upjohn Co.
 VIVUS, Inc.
 Zeneca Group PLC

[FN]
*Added and deleted in the same quarter.